Reinsurance - Reinsurers' Share of Paid Losses, Unpaid Losses, Unearned Premiums and the Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, ending balance	$ 7,812.5
Ceded reinsurance contracts
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	4,010.3	$ 3,890.9
Reinsurers’ share of losses paid to insureds	0.0	0.0
Reinsurance recoveries received	(1,314.0)	(1,017.4)
Reinsurers’ share of unpaid losses and premiums earned	266.5	(395.4)
Premiums ceded to reinsurers	2,224.0	1,445.9
Change in provision, recovery or write-off of impaired balances	7.7	4.9
Acquisitions of subsidiaries (note 23)	2,863.9	108.8
Divestiture of subsidiary (note 23)	(353.5)
Foreign exchange effect and other	107.6	(27.4)
Reinsurance recoverables, ending balance	7,812.5	4,010.3
Commission income on premiums ceded	347.1	267.4
Ceded reinsurance contracts | Paid losses
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	432.2	419.4
Reinsurers’ share of losses paid to insureds	1,330.7	1,018.3
Reinsurance recoveries received	(1,314.0)	(1,017.4)
Reinsurers’ share of unpaid losses and premiums earned	0.0	0.0
Premiums ceded to reinsurers	0.0	0.0
Change in provision, recovery or write-off of impaired balances	(0.2)	0.7
Acquisitions of subsidiaries (note 23)	162.7	11.5
Divestiture of subsidiary (note 23)	(29.0)
Foreign exchange effect and other	11.3	(0.3)
Reinsurance recoverables, ending balance	593.7	432.2
Ceded reinsurance contracts | Unpaid losses
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	3,210.0	3,259.8
Reinsurers’ share of losses paid to insureds	(1,330.7)	(1,018.3)
Reinsurance recoveries received	0.0	0.0
Reinsurers’ share of unpaid losses and premiums earned	2,367.1	952.1
Premiums ceded to reinsurers	0.0	0.0
Change in provision, recovery or write-off of impaired balances	0.7	(11.3)
Acquisitions of subsidiaries (note 23)	2,115.2	65.0
Divestiture of subsidiary (note 23)	(237.8)
Foreign exchange effect and other	91.7	(37.3)
Reinsurance recoverables, ending balance	6,216.2	3,210.0
Ceded reinsurance contracts | Unearned premiums
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	539.8	398.7
Reinsurers’ share of losses paid to insureds	0.0	0.0
Reinsurance recoveries received	0.0	0.0
Reinsurers’ share of unpaid losses and premiums earned	(2,100.6)	(1,347.5)
Premiums ceded to reinsurers	2,224.0	1,445.9
Change in provision, recovery or write-off of impaired balances	0.0	0.0
Acquisitions of subsidiaries (note 23)	586.0	32.3
Divestiture of subsidiary (note 23)	(86.8)
Foreign exchange effect and other	6.6	10.4
Reinsurance recoverables, ending balance	1,169.0	539.8
Ceded reinsurance contracts | Provision for uncollectible reinsurance
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	(171.7)	(187.0)
Reinsurers’ share of losses paid to insureds	0.0	0.0
Reinsurance recoveries received	0.0	0.0
Reinsurers’ share of unpaid losses and premiums earned	0.0	0.0
Premiums ceded to reinsurers	0.0	0.0
Change in provision, recovery or write-off of impaired balances	7.2	15.5
Acquisitions of subsidiaries (note 23)	0.0	0.0
Divestiture of subsidiary (note 23)	0.1
Foreign exchange effect and other	(2.0)	(0.2)
Reinsurance recoverables, ending balance	$ (166.4)	$ (171.7)